Property, Premises and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Additions to property and equipment	$ 267	$ 115
Depreciation expense	634	632
Right-of-use assets for lease	3,101		$ 2,914
Interest expense	91	49
Depreciation expense leased assets	$ 565	$ 278